UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                     (Zip code)

Christopher E. Kashmerick
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:    317-917-7000

Date of fiscal year end:                                                      12/31

Date of reporting period:                                                  3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

3 to 1 Diversified Equity Fund
Schedule of Investments
March 31, 2011
(Unaudited)

Common Stocks - 96.17%	Shares	Fair Value

Consumer Discretionary - 13.84%
Amazon.com, Inc. (a)	2,575	$463,835
Cabela's, Inc. (a)	24,218	605,692
Capella Education Co. (a)	6,791	338,124
CarMax, Inc. (a)	8,307	266,655
Carnival plc	9,755	383,414
CBS Corp.	7,913	198,142
Chipotle Mexican Grill, Inc. (a)	975	265,561
Comcast Corp.	13,095	323,708
Compagnie Financiere Richemont SA - Class A (a)	2,991	173,441
DIRECTV - Class A (a)	2,874	134,503
Enterprise Inns plc (a)	47,580	67,498
Gap Inc. / The	6,390	144,797
General Motors Co. (a)	4,053	125,765
Goodyear Tire & Rubber Co. / The (a)	6,830	102,313
Hasbro, Inc.	7,898	369,942
HONDA MOTOR CO., Ltd.	7,800	294,100
Johnson Controls Inc	15,647	650,445
Kabel Deutschland Holding AG (a)	3,103	164,074
Kangwon Land, Inc.	6,130	142,220
KEIHIN CORP.	2,300	43,819
LG Electronics, Inc.	1,388	132,859
Lowe's Companies, Inc.	6,492	171,584
Modern Times Group AB	2,822	214,723
Newell Rubbermaid, Inc.	8,179	156,464
Omnicom Group, Inc.	3,613	177,254
Priceline.com, Inc. (a)	1,175	595,067
Service Corp. International	42,800	473,368
Shenzhou International Group Holdings Ltd	54,000	63,732
Sol Melia, S.A.	12,914	148,626
Stanley Black & Decker, Inc.	2,147	164,460
Starwood Hotels & Resorts Worldwide, Inc.	7,800	453,336
Statoil Fuel & Retail ASA (a)	8,714	96,170
Sturm, Ruger, & Co., Inc.	14,076	323,326
Viacom, Inc. - Class A	3,635	169,100
WH Smith PLC	21,775	151,415
William Hill plc (a)	56,686	164,193
		8,913,725

Consumer Staples - 5.85%
AIN PHARMACIEZ, INC.	1,600	56,178
Carlsberg A/S	2,600	280,333
China Agri-Industries Holdings, Ltd.	86,065	96,486
Coca-Cola Enterprises, Inc.	7,691	209,964
ConAgra Foods, Inc.	3,376	80,180
Constellation Brands, Inc. (a)	14,734	298,806
CVS Caremark Corp.	5,928	203,449
Energizer Holdings, Inc. (a)	3,170	225,577
FamilyMart Co., Ltd.	6,482	244,405
JAPAN TOBACCO, INC.	56	203,041
Kellogg Co.	3,633	196,109
Kirin Holdings Co., Ltd.	10,000	131,877
Nestle SA (a)	9,562	550,297
PepsiCo Inc.	3,887	250,362
Pricesmart, Inc.	14,700	538,608
Procter & Gamble Co. / The	3,263	201,001
		3,766,673

See accompanying notes as they are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

Common Stocks - 96.17% - continued	Shares	Fair Value

Energy - 9.28%
Atwood Oceanics, Inc. (a)	15,499	$719,619
BG Group plc	12,618	313,706
Cameron International Corp. (a)	10,100	576,710
Chevron Corp.	2,440	262,129
Consol Energy, Inc.	2,294	123,027
El Paso Corp.	18,513	333,234
Exxon Mobil Corp.	5,052	425,025
Galp Energia SGPS, S.A. - Class B	12,405	265,908
Hess Corp.	3,538	301,473
KazMunaiGas Exploration Production (c)	7,200	160,618
Kinder Morgan Management, LLC.	6,651	436,239
Occidental Petroleum Corp.	5,450	569,470
Royal Dutch Shell PLC - Class A	16,258	590,015
Schlumberger Ltd	3,894	363,154
Total SA (b)	5,121	312,227
Tullow Oil plc	9,550	221,662
		5,974,216

Financials - 17.41%
Ageas	32,567	92,663
AIA Group, Ltd. (a)	56,800	174,894
Alleghany Corp. (a)	844	279,195
Allianz SE (a)	2,274	320,736
Ameriprise Financial, Inc.	3,780	230,882
Banco Santander SA	20,730	240,992
Bank of America Corp.	17,960	239,407
Bank of New York Mellon Corp. / The	5,848	174,680
Bank Sarasin & Cie AG (a)	3,954	172,881
CB Richard Ellis Group, Inc. (a)	12,500	333,750
Charles Schwab Corp. / The	22,750	410,182
Citigroup, Inc. (a)	56,218	248,484
DBS Group Holdings, Ltd.	8,689	100,918
Discover Financial Services	10,114	243,950
Eaton Vance Corp.	9,637	310,697
Fifth Third Bancorp	14,048	194,986
Fondiaria - Sai S.p.A.	2,500	20,790
Fondiaria - Sai S.p.A. - Risparmio Shares	19,336	95,600
ING Groep N.V. (a) (e)	22,258	282,098
JPMorgan Chase & Co.	9,277	427,670
Julius Baer Group, Ltd.	6,309	274,883
Legg Mason, Inc.	5,840	210,766
MBIA, Inc. (a)	44,324	445,013
MetLife, Inc.	5,338	238,769
Metro Pacific Investments Corp.	1,821,413	136,816
Mitsubishi Estate Co., Ltd.	14,000	237,669
Montpelier Re Holdings, Ltd.	21,660	382,732
PNC Financial Services Group, Inc.	4,059	255,676
Societe Generale	9,101	592,165
State Street Corp.	5,159	231,845
Sumitomo Mitsui Financial Group, Inc.	9,318	290,738
Swire Pacific, Ltd.	11,500	168,548
Tejon Ranch Co. (a)	10,990	403,773
Tokio Marine Holdings, Inc.	13,500	362,259
Travelers Companies, Inc. / The	3,241	192,775
U.S. Bancorp	6,647	175,680
UBS AG (a)	15,872	285,916
UniCredit SpA	141,207	349,476
Unum Group	6,698	175,822
Wells Fargo & Co.	9,480	300,516
Wesco Financial Corp.	404	157,237
Weyerhaeuser Co.	8,231	202,483
White Mountains Insurance Group, Ltd.	848	308,842
Zurich Financial Services AG (a)	837	235,222
		11,211,076

See accompanying notes as they are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

Common Stocks - 96.17% - continued	Shares	Fair Value

Health Care - 10.49%
Alere, Inc. (a)	3,155	$123,487
Alexion Pharmaceuticals, Inc. (a)	5,175	510,669
Allergan, Inc.	8,000	568,160
Amgen, Inc. (a)	2,650	141,643
Bayer AG (a)	4,239	330,255
Bristol-Myers Squibb Co.	6,655	175,891
Covidien PLC	4,500	233,730
Express Scripts, Inc. (a)	8,350	464,344
Fresenius Medical Care AG & Co KGaA (a)	4,687	316,271
HCA Holdings, Inc. (a)	3,598	121,864
Illumina, Inc. (a)	4,650	325,825
Intuitive Surgical, Inc. (a)	1,225	408,488
Medtronic, Inc.	5,626	221,383
Merck & Co., Inc.	7,152	236,088
NIHON KOHDEN CORP.	1,300	28,406
Owens & Minor, Inc.	7,529	244,542
Perrigo Co.	7,000	556,640
Pfizer, Inc.	12,743	258,810
QLT, Inc. (a)	8,787	61,070
Roche Holding AG	2,777	398,254
Sanofi-Aventis SA (b)	6,407	225,655
Tenet Healthcare Corp. (a)	60,613	451,567
UCB SA	2,216	84,263
UnitedHealth Group, Inc.	5,861	264,917
		6,752,222

Industrials - 13.72%
ABB, Ltd. (a)	6,674	161,444
Alexander & Baldwin, Inc.	13,244	604,589
Astaldi S.p.A	18,863	156,061
Atlantia S.p.A	8,991	206,316
BBA Aviation PLC	60,544	197,204
Caterpillar, Inc.	2,825	314,564
Corrections Corp of America (a)	18,822	459,257
Danieli, S.p.A. - Risparmio shares	13,013	216,431
De La Rue plc	7,951	100,622
Deutsche Post AG (a)	8,944	161,829
DP World, Ltd.	178,303	106,090
Expeditors International of Washington, Inc.	8,600	431,204
Force Protection, Inc. (a)	42,555	208,520
Foster Wheeler AG (a)	3,805	143,144
Gategroup Holding AG (a)	1,076	56,867
General Electric Co.	21,678	434,644
Harsco Corp.	3,427	120,939
Honeywell International, Inc.	3,648	217,822
Huntington Ingalls Industries, Inc. (a)	625	25,944
Hutchison Whampoa, Ltd.	17,000	201,293
ITOCHU Corp.	30,600	321,581
Jardine Matheson Holdings, Ltd.	7,648	340,642
Knoll, Inc.	9,441	197,883
MAN SE (a)	1,898	238,263
Mitsubishi Corp.	5,400	150,442
Mitsui & Co., Ltd.	27,500	494,721
MTR Corp., Ltd.	40,588	150,283
Norfolk Southern Corp.	2,648	183,427
Northrop Grumman Corp.	3,751	235,225
Old Dominion Freight Line, Inc. (a)	15,295	536,702
Prysmian SpA (a)	7,685	165,114
Saft Groupe S.A. (a)	1,881	80,027
Shenzhen International Holdings, Ltd.	1,577,500	137,911
Siemens AG (b)	1,335	183,349
Tredegar Corp.	22,804	492,110
Union Pacific Corp.	4,050	398,236
		8,830,700

See accompanying notes as they are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

Common Stocks - 96.17% - continued	Shares	Fair Value

Information Technology - 12.79%
Advent Software, Inc. (a)	10,800	$309,636
Amadeus IT Holding SA - Class A (a)	18,407	352,640
AOL, Inc. (a)	19,176	374,507
Apple, Inc. (a)	2,950	1,027,927
Applied Materials, Inc.	13,656	213,307
ARM Holdings plc (b)	12,700	357,759
CANON, INC.	3,900	170,343
Cisco Systems, Inc.	9,286	159,255
Citrix Systems, Inc. (a)	7,725	567,479
Cognizant Technology Solutions Corp. - Class A (a)	10,000	814,000
Computershare, Ltd.	11,101	106,305
eBay, Inc. (a)	6,351	197,135
EMC Corp/Massachusetts (a)	11,300	300,015
FUJIFILM Holdings Corp.	6,000	186,486
Google, Inc. (a)	1,025	600,865
Hewlett-Packard Co.	2,517	103,121
Juniper Networks, Inc. (a)	14,800	622,784
Micrel, Inc.	23,709	319,597
Oracle Corp.	9,849	328,661
QUALCOMM, Inc.	12,500	685,375
ValueClick, Inc. (a)	30,200	436,692
		8,233,889

Materials - 7.36%
AbitibiBowater, Inc. (a)	3,305	88,805
Air Products & Chemicals, Inc.	2,036	183,606
Albemarle Corp.	7,969	476,307
BlueScope Steel, Ltd.	31,241	63,808
Buzzi Unicem S.p.A	6,442	93,978
Buzzi Unicem S.p.A. - Risparmio Shares	4,491	37,666
Freeport-McMoRan Copper & Gold, Inc.	6,900	383,295
Martin Marietta Materials, Inc.	3,182	285,330
Monsanto Co.	5,250	379,365
NewMarket Corp.	4,956	784,138
Potash Corp. of Saskatchewan, Inc.	8,500	500,905
Rio Tinto PLC	8,432	591,869
Schlumberger, Ltd.	7,700	718,102
Vulcan Materials Co.	3,269	149,066
		4,736,240

Telecommunication Services - 3.16%
AT&T, Inc.	8,560	261,936
Axiata Group Berhad (a)	64,200	101,533
CenturyLink, Inc.	4,724	196,282
Hutchison Telecommunications Hong Kong Holdings, Ltd.	157,005	49,858
Millicom International Cellular S.A. (a)	4,153	399,394
NIPPON TELEGRAPH & TELEPHONE CORP.	8,900	401,080
PCCW, Ltd.	189,000	78,728
Telefonica S.A.	11,940	299,318
Vodafone Group Plc (b)	8,679	249,521
		2,037,650

Utilities - 2.27%
Calpine Corp. (a)	12,206	193,709
EDF SA	3,514	145,712
Enagas SA	13,617	307,637
International Power plc	24,388	120,406
IREN S.p.A	186,923	348,556
PPL Corp.	7,493	189,573
Public Service Enterprise Group, Inc.	5,014	157,991
		1,463,584

TOTAL COMMON STOCKS (Cost $55,423,926)		61,919,975

See accompanying notes as they are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

Real Estate Investment Trusts - 1.42%	Shares	Fair Value

First Industrial Realty Trust, Inc. (a)	18,661	$221,879
Hatteras Financial Corp.	11,200	314,944
UDR Inc	15,405	375,420

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $708,795)		912,243

Money Market Securities - 2.09%

Federated Government Obligations Fund - Class I, 0.01% (d)	616,806	616,806
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Shares, 0.25% (d)	654,217	654,217
Fidelity Institutional Money Market: Treasury Only - Class I, 0.01% (d)	76,869	76,869

TOTAL MONEY MARKET SECURITIES (Cost $1,347,892)		1,347,892

TOTAL INVESTMENTS (Cost $57,480,613) - 99.68%		$64,180,110

Cash & other assets less liabilities - 0.32%		203,522

TOTAL NET ASSETS - 100.00%		$64,383,632

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Global Depositary Receipt.
(d) Variable Rate Security; the money market rate shown represents the rate at March 31, 2011.
(e) Dutch Certificate

Tax Related, excluding foreign currency
Unrealized appreciation		$6,952,544
Unrealized depreciation		(1,335,543)
Net unrealized appreciation		$5,617,001

Aggregate cost of securities for income tax purposes		$58,563,109

See accompanying notes as they are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

Diversification of Assets:	Percentage of
Net Assets
Australia	0.63%
Bermuda	1.93%
Canada	1.10%
Cayman Islands	0.87%
Denmark	0.45%
France	1.80%
Germany	3.23%
Hong Kong	2.07%
Italy	2.81%
Japan	6.21%
Kazakhstan	0.53%
Luxembourg	0.64%
Netherlands	1.59%
Norway	0.20%
Portugal	0.68%
Singapore	0.44%
South Korea	0.32%
Spain	2.10%
Sweden	0.16%
Switzerland	3.61%
United Arab Emirates	0.26%
United Kingdom	6.16%
United States	61.89%
Total	99.68%
Cash & other assets less liabilities	0.32%
Grand Total	100.00%

See accompanying notes as they are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
March 31, 2011
(Unaudited)

	Principal
Asset-Backed Securities - 1.83%	Amount	Fair Value

AESOP Funding II, LLC, Series 2010-2A, Class A, 3.630%, 08/20/2014 (b)	$ 100,000	$ 102,874
Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	130,000	130,107
Centre Point Funding, LLC, Series 2010-1A, Class 1, 5.430%, 07/20/2016 (b)	83,289	88,129
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 09/16/2013 (b)	187,718	187,905
Hertz Vehicle Financing, LLC, Series 2009-2A, Class A1, 4.260%, 03/25/2014 (b)	100,000	104,818
World Financial Network Credit Card Master Trust, Series 2009-D, Class A, 4.660%, 05/15/2017	70,000	74,466

TOTAL ASSET-BACKED SECURITIES (Cost $675,613)		688,299

Corporate Bonds - 56.83%

Alcoa, Inc., 6.150%, 08/15/2020	40,000	42,344
Allegheny Technologies, 5.950%, 1/15/2021	20,000	21,097
Allis-Chalmers Energy, Inc., 9.000%, 01/15/2014	498,000	511,073
Ally Financial, Inc., 6.000%, 12/15/2011	18,000	18,450
Ally Financial, Inc., 6.625%, 05/15/2012	75,000	78,281
Ally Financial, Inc., 8.000%, 11/01/2031	55,000	60,225
Ally Financial, Inc., 8.000%, 11/01/2031	896,000	997,566
Ally Financial, Inc., 8.300%, 02/12/2015	80,000	87,900
American Capital, Ltd., 8.960%, 12/31/2013	563,000	581,158
American Casino & Entertainment Properties, Inc., 11.000%, 06/15/2014	913,000	975,769
American Railcar Industries, Inc., 7.500%, 03/01/2014	498,000	509,205
American Tower Corp., 4.625%, 04/01/2015	45,000	46,759
Amphenol Corp., 4.750%, 11/15/2014	45,000	48,323
Anadarko Petroleum Corp., 6.375%, 09/15/2017	115,000	126,749
ATP Oil & Gas Corp., 11.875%, 05/01/2015	555,000	585,525
Bear Stearns Co., LLC., 6.400%, 10/02/2017	90,000	101,240
Briggs & Stratton Corp., 6.875%, 12/15/2020	60,000	63,150
Brocade Communications System, Inc., 6.625%, 01/15/2018	55,000	58,506
Brocade Communications System, Inc., 6.875%, 01/15/2020	25,000	27,125
Bunge Limited Finance Co., 4.100%, 03/15/2016	55,000	55,198
Cablevision Systems Corp., 7.750%, 04/15/2018	45,000	48,825
Cablevision Systems Corp., 8.000%, 04/15/2020	30,000	32,850
Caesars Entertainment, 11.250%, 06/01/2017	853,000	973,486
Callon Petroleum Co., 13.000%, 09/15/2016	527,750	584,483
Capmark Financial Group, Inc., 5.875%, 05/10/2012 (c) (f) (g)	2,563,000	1,189,968
CC Holdings GS V LLC, 7.750%, 05/01/2017 (b)	110,000	120,450
Chevron Phillips Chemical Co. LLC, 4.750%, 02/01/2021 (b)	20,000	19,805
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/2019 (b)	60,000	71,745
CIT Group, Inc., 7.000%, 05/01/2017	981,834	985,516
Citigroup, Inc., 6.500%, 08/19/2013	75,000	82,047
Citigroup, Inc., 8.125%, 07/15/2039	65,000	81,736
Coffeyville Resources LLC, 10.875%, 04/01/2017 (b)	95,000	108,537
Continental Airlines 2010-A, 4.750%, 01/12/2021	40,000	39,200
Corn Products International, Inc., 4.625%, 11/01/2020	75,000	73,857
Corning, Inc., 6.625%, 05/15/2019	60,000	69,309
Crane Co., 6.550%, 11/15/2036	60,000	60,404
Denbury Resources, Inc., 6.375%, 08/15/2021	55,000	56,513
Embarq Corp., 7.995%, 06/01/2036	205,000	231,785
Energy Transfer Partners, L.P., 6.625%, 10/15/2036	15,000	15,722
Energy Transfer Partners, L.P., 7.500%, 07/01/2038	20,000	23,205
ERAC USA Finance Co., 5.250%, 10/01/2020 (b)	105,000	108,317
Equifax, Inc., 7.000%, 07/01/2037	35,000	37,427
Exco Resources, Inc., 7.500%, 09/15/2018	49,000	49,980
Expedia, Inc., 5.950%, 08/15/2020	65,000	65,894
Fiserv, Inc., 3.125%, 10/01/2015	100,000	99,626
Fiserv, Inc., 6.125%, 11/20/2012	60,000	64,445
Ford Motor Credit Co. LLC, 7.000%, 04/15/2015	105,000	113,755
Frontier Communications Corp., 7.875%, 04/15/2015	60,000	64,950
Frontier Communications Corp., 7.875%, 01/15/2027	80,000	76,800
Frontier Communications Corp., 8.250%, 04/15/2017	20,000	21,700
GATX Corp., 4.750%, 05/15/2015	85,000	88,817
General Electric Capital Corp., 5.300%, 02/11/2021	75,000	76,321
General Electric Capital Corp., 2.250%, 11/09/2015	185,000	177,915
Georgia-Pacific LLC, 8.875%, 05/15/2031	125,000	151,562
Goldman Sachs Group, Inc. / The, 6.750%, 10/01/2037	95,000	96,116
Hanesbrands, Inc., 6.375%, 12/15/2020 (b)	90,000	88,200
Hanesbrands, Inc., 8.000%, 12/15/2016	75,000	81,656
HCA, Inc., 7.500%, 12/15/2023	25,000	23,750
HCA, Inc., 9.125%, 11/15/2014	35,000	36,881
HSBC Finance Corp., 7.000%, 05/15/2012	40,000	42,555
Icahn Enterprises LP, 8.000%, 01/15/2018	927,000	957,128
International Lease Finance Corp., 5.300%, 05/01/2012	5,000	5,112
International Lease Finance Corp., 5.550%, 09/05/2012	5,000	5,125
International Lease Finance Corp., 5.625%, 09/20/2013	536,000	547,390

See accompanying notes as they are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)
	Principal
Corporate Bonds - 56.83% - continued	Amount	Fair Value

International Lease Finance Corp., 5.650%, 06/01/2014	$ 60,000	$ 60,600
International Lease Finance Corp., 6.375%, 03/25/2013	15,000	15,600
ITC Deltacom, Inc., 10.500%, 04/01/2016	527,000	583,653
JPMorgan Chase & Co., 6.000%, 01/15/2018	20,000	21,960
K. Hovnanian Enterprise, 10.625%, 10/15/2016	910,000	971,425
Kinder Morgan Finance Co. LLC, 6.000%, 01/15/2018 (b)	125,000	129,688
Lear Corp., 7.875%, 03/15/2018	40,000	43,700
Level 3 Financing, Inc., 9.250%, 11/01/2014	936,000	961,740
Medco Health Solutions, Inc., 7.250%, 08/15/2013	35,000	39,220
Merrill Lynch & Co., 6.875%, 04/25/2018	110,000	122,349
MetroPCS Wireless, Inc., 7.875%, 09/01/2018	197,000	211,775
MGM Resorts International, 11.375%, 03/01/2018	880,000	981,200
Morgan Stanley, 5.750%, 01/25/2021	115,000	116,285
Morgan Stanley, 6.625%, 04/01/2018	70,000	77,047
Morgan Stanley, 6.750%, 04/15/2011	10,000	10,017
Motorola Solutions, Inc., 6.500%, 09/01/2025	10,000	10,547
Motorola Solutions, Inc., 6.500%, 11/15/2028	20,000	20,608
Motorola, Inc., 6.625%, 11/15/2037	20,000	21,529
Motorola Solutions, Inc., 7.500%, 05/15/2025	15,000	17,029
National Semiconductor Corp., 3.950%, 04/15/2015	85,000	86,665
NII Capital Corp., 7.625%, 04/01/2021	30,000	30,825
Nisource Finace Corp., 6.250%, 12/15/2040	25,000	25,611
Omnicare, Inc., 7.750%, 06/01/2020	40,000	42,600
Oneok Partners, L.P., 8.625%, 03/01/2019	40,000	50,388
Oshkosh Corp., 8.250%, 03/01/2017	60,000	66,300
Owens Corning, Inc., 7.000%, 12/01/2036	40,000	40,257
Parker Drilling Co., 9.125%, 04/01/2018	90,000	97,200
Qwest Corp., 8.875%, 03/15/2012	40,000	42,900
Reynolds American, Inc., 7.250%, 06/15/2037	95,000	100,848
RPM International, Inc., 6.125%, 10/15/2019	60,000	63,045
Rowan Companies, Inc., 5.000%, 09/01/2017	65,000	67,346
Service Corp. International, 7.000%, 5/15/2019	55,000	58,025
SLM Corp., 5.000%, 10/01/2013	50,000	51,784
SLM Corp., 5.375%, 05/15/2014	10,000	10,377
SLM Corp., 6.250%, 01/25/2016	130,000	135,665
SLM Corp., 8.450%, 06/15/2018	50,000	56,077
SM Energy Co., 6.625%, 02/15/2019 (b)	20,000	20,575
Smithfield Foods, Inc., 10.000%, 07/15/2014	35,000	41,387
Snap-On, Inc., 4.250%, 01/15/2018	30,000	30,733
Southern Natural Gas Co., 7.350%, 02/15/2031	20,000	22,784
Sprint Capital Corp., 6.875%, 11/15/2028	165,000	153,038
Sprint Capital Corp., 8.750%, 03/15/2032	943,000	1,007,831
Standard Pacific Corp., 10.750%, 09/15/2016	787,000	920,790
Suntrust Banks, Inc., 3.600%, 04/15/2016	105,000	104,493
Time Warner Cable, Inc., 8.250%, 04/01/2019	50,000	61,004
Time Warner, Inc., 6.500%, 11/15/2036	60,000	61,875
Timken Co., 6.000%, 09/15/2014	55,000	60,715
US Steel Corp., 6.650%, 06/01/2037	15,000	13,875
US Steel Corp., 7.375%, 04/01/2020	30,000	31,575
USG Corp., 6.300%, 11/15/2016	55,000	51,975
Valeant Pharmaceuticals International, 6.750%, 10/01/2017 (b)	25,000	24,750
Valeant Pharmaceuticals International, 6.875%, 12/01/2018 (b)	125,000	123,125
Williams Companies Inc. / The, 7.500%, 01/15/2031	20,000	23,462
Williams Companies Inc. / The, 7.750%, 06/15/2031	15,000	17,863
Willis North America, Inc., 6.200%, 03/28/2017	55,000	58,689
Willis North America, Inc., 7.000%, 09/29/2019	10,000	10,847
Windstream Corp., 7.500%, 04/01/2023 (b)	180,000	178,200
Windstream Corp., 8.125%, 09/01/2018	25,000	26,812

TOTAL CORPORATE BONDS (Cost $19,707,664)		21,434,791

See accompanying notes as they are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

	Principal
Convertible Corporate Bonds - 7.36%	Amount	Fair Value

Energy Conversion Devices, Inc., 3.000%, 06/15/2013	$1,340,000	$842,525
Global Industries Ltd., 2.750%, 08/01/2027	1,257,000	1,021,312
JA Solar Holdings Co., Ltd., 4.500%, 05/15/2013 (c)	624,000	601,380
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	342,000	311,220

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,731,918)		2,776,437

Foreign Bonds - Denominated in U.S. Dollars - 7.63%

Arcelormittal, 6.750%, 03/01/2041	135,000	132,724
ArcelorMittal, 9.850%, 06/01/2019	35,000	44,472
Axtel Sab De CV, 9.000%, 09/22/2019 (b)	110,000	106,150
Bombardier, Inc., 7.500%, 03/15/2018 (b)	65,000	70,525
Celulosa Arauco Constitution, 5.000%, 01/21/2021 (b)	55,000	54,476
Dubai Electricity & Water, 8.500%, 04/22/2015 (b)	100,000	108,687
Eaccess, Ltd., 8.250%, 04/01/2018 (b)	95,000	96,549
Enersis SA, 7.375%, 01/15/2014	40,000	44,582
HKCG Finance LTD, 6.250%, 08/07/2018 (b)	100,000	112,697
Holcim Capital Corp., 6.875%, 09/29/2039 (b)	40,000	40,664
Inmarsat Finance PLC, 7.375%, 12/01/2017 (b)	100,000	106,000
Korea Development Bank, 4.000%, 09/09/2016	200,000	202,617
Lloyds TSB Bank PLC, 6.375%, 01/21/2021	180,000	187,919
Myriad International Holding BV, 6.375%, 07/28/2017 (b)	100,000	106,120
Pan American Energy LLC, 7.875%, 05/07/2021 (b)	115,000	124,349
Petrobras International Finance Co., 6.750%, 01/27/2041	40,000	41,408
Petrobras International Finance Co., 6.875%, 01/20/2040	105,000	110,481
Qtel International Finance, Ltd., 7.875%, 06/10/2019 (b)	100,000	117,363
Royal Bank of Scotland PLC, 4.875%, 03/16/2015	160,000	166,449
Societe Generale, 2.500%, 01/15/2014 (b)	175,000	173,760
Telecom Italia Capital, 7.200%, 07/18/2036	120,000	120,777
Telemar Norte Leste SA, 5.500%, 10/23/2020 (b)	129,000	127,387
Transalta Corp., 4.750%, 01/15/2015	65,000	69,137
Transalta Corp., 6.500%, 03/15/2040	55,000	56,431
Transocean, Inc., 4.950%, 11/15/2015	175,000	185,132
True Move Co., Ltd., 10.750%, 12/16/2013 (b)	100,000	108,750
Willis Group Holdings Lt., 4.125%, 03/15/2016	60,000	59,757

TOTAL FOREIGN BONDS - DENOMINATED IN US DOLLARS (Cost $2,701,872)		2,875,363

Mortgage-Backed Securities - 13.65%

Bank of America Funding Corp., Series 2005-B, Class 3A1, 3.080%, 04/20/2035 (a)	81,030	63,272
Bank of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 02/10/2051	130,000	136,703
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 02/11/2044	25,000	26,225
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049	40,000	40,908
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	85,000	89,462
Commercial Mortgage Pass-Through Certification, Series 2006-C7, Class A4, 5.768%, 06/10/2046 (a)	50,000	54,651
Credit Suisse Mortgage Capital Certificate, Series 2007-C3, Class A4, 5.525%, 06/15/2039 (a)	80,000	84,835
Credit Suisse Mortgage Capital Certificate, Series 2007-C5, Class A4, 5.695%, 09/15/2040 (a)	235,000	244,582
Fannie Mae, Pool #AA1257, 4.500%, 12/01/2035	80,042	82,146
Fannie Mae, Pool #935537, 4.500%, 08/01/2039	40,632	41,458
Fannie Mae, Pool #745147, 4.500%, 12/01/2035	86,084	88,346
Fannie Mae, Pool #AD7776, 4.500%, 08/01/2040	58,114	59,296
Fannie Mae, Pool #AD8529, 4.500%, 08/01/2040	194,020	197,785
Fannie Mae, Pool #949440, 5.000%, 05/01/2023	47,158	50,146
Fannie Mae, Pool #745275, 5.000%, 02/01/2036	132,596	139,566
Fannie Mae, Pool #969968, 5.000%, 04/01/2038	57,862	60,632
Fannie Mae, Pool #AA4936, 5.000%, 03/01/2039	103,327	108,242
Fannie Mae, Pool #190399, 5.500%, 11/01/2039	26,154	28,004
Fannie Mae, Pool #899999, 5.500%, 10/01/2022	70,795	76,672
Fannie Mae, Pool #967690, 5.500%, 01/01/2038	79,061	84,752
Fannie Mae, Pool #974533, 5.500%, 04/01/2038	234,259	250,827
Fannie Mae, Pool #933795, 5.500%, 05/01/2038	63,344	67,824
Fannie Mae, Pool #975103, 5.500%, 06/01/2038	62,904	67,353
Fannie Mae, Pool #995937, 5.500%, 06/01/2039	127,515	136,772
Fannie Mae, Pool #AEO392, 5.500%, 12/01/2039	91,240	97,693
Fannie Mae, Pool #810747, 6.000%, 01/01/2035	71,809	78,899
Fannie Mae, Pool #994459, 6.000%, 11/01/2038	41,455	45,159
Fannie Mae, Pool #970958, 6.000%, 01/01/2039	48,194	52,742
Fannie Mae, Pool #888890, 6.500%, 10/01/2037	41,987	47,215
Freddie Mac, Pool #G04282, 5.000%, 05/01/2038	151,368	158,254
Freddie Mac, Pool #G05926, 5.000%, 07/01/2040	69,658	72,806
Freddie Mac, Pool #G05958, 5.000%, 08/01/2040	345,263	360,864
Freddie Mac, Pool #A93473, 5.000%, 08/01/2040	147,406	154,066
Freddie Mac, Pool #G04222, 5.500%, 04/01/2038	123,249	131,778
Freddie Mac, Pool #G05546, 5.500%, 07/01/2039	152,513	163,067
Freddie Mac, Pool #C03466, 5.500%, 03/01/2040	25,646	27,421
Freddie Mac, Pool #G04337, 5.500%, 04/01/2038	57,564	61,547
Ginnie Mae, Pool #658297, 5.500%, 02/15/2037	91,138	98,880
Ginnie Mae, Pool #682758, 5.500%, 01/15/2038	19,067	20,680

See accompanying notes as they are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)
	Principal
Mortgage-Backed Securities - 13.65% - continued	Amount	Fair Value

Ginnie Mae, Pool #701544, 5.500%, 01/15/2039	$ 62,837	$ 68,155
Ginnie Mae, Pool #782167, 6.000%, 06/15/2037	94,246	103,867
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 03/10/2039	45,000	47,694
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	120,000	129,227
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.808%, 08/10/2045	135,000	143,541
JP Morgan Chase Commercial Mortgage, Series 2006-LDP7, Class A4, 5.863%, 04/15/2045 (a)	155,000	170,518
JP Morgan Chase Commercial Mortgage, Series 2007-CB18, Class A4, 5.440%, 06/12/2047	25,000	26,397
JP Morgan Chase Commercial Mortgage, Series 2007-LDPX, Class A3, 5.420%, 01/15/2049	100,000	105,607
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 07/15/2030	100,000	101,431
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.876%, 06/15/2038 (a)	50,000	55,053
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 09/15/2039	50,000	53,434
Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 04/15/2049 (a)	25,000	26,377
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.646%, 06/11/2042 (a)	40,000	43,991
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	120,000	128,723
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	90,000	93,328

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,850,150)		5,148,873

U.S Government Securities - 6.72%

U.S. Treasury Note, 2.000%, 01/31/2016	90,000	89,360
U.S. Treasury Note, 2.625%, 08/15/2020	15,000	14,074
U.S. Treasury Note, 2.625%, 11/15/2020	445,000	415,310
U.S. Treasury Note, 3.625%, 08/15/2019	750,000	775,430
U.S. Treasury Note, 3.625%, 02/15/2021	610,000	618,769
U.S. Treasury Note, 4.375%, 05/15/2040	635,000	620,913

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,603,001)		2,533,856

Preferred Stock - 0.28%	Shares

Ally Financial, Inc., 7.000%, callable 12/31/2011 (b)	27	25,123
Ally Financial, Inc., 8.500%, callable 05/15/2016	3,248	80,778

TOTAL PREFERED STOCKS (Cost $87,950)		105,901

Common Stock - 0.00%

Trump Entertainment Resorts (d) (g)	372	-

TOTAL COMMON STOCK (Cost $629,736)		-

Money Market Securities - 6.07%

Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Shares, 0.22% (e)	1,501,652	1,501,652
Fidelity Institutional Money Market: Treasury Only - Class I, 0.01% (e)	788,432	788,432

TOTAL MONEY MARKET SECURITIES (Cost $2,290,084)		2,290,084

TOTAL INVESTMENTS (Cost $36,277,988) - 100.37%		$ 37,853,604

Liabilities in excess of other assets - (0.37)%		(138,511)

TOTAL NET ASSETS - 100.00%		$ 37,715,093

(a) Variable Rate Security; the rate shown represents the rate at March 31, 2011.
(b) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(c) Foreign convertible bond denominated in U.S. Dollars.
(d) Trump Entertainment Resorts converted from debt to equity due to bankruptcy/liquidation. The shares are unregistered and restricted for resale.
(e) Variable Rate Security; the money market rate shown represents the rate at March 31, 2011.
(f) Defaulted Bonds.
(g) Non-income producing.

Tax Related
Unrealized appreciation		$ 2,509,470
Unrealized depreciation		(948,408)
Net unrealized appreciation		1,561,062

Aggregate cost of securities for income tax purposes		$ 36,292,542

See accompanying notes as they are an integral part of these financial statements.

3 to 1 Funds
Related Notes to the Schedule of Investments
March 31, 2011
(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, foreign common stocks, American Depositary Receipts, Global Depositary Receipts, preferred stocks, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indices of securities based on a statistical analysis of the historical relationship and are categorized in level 1.  Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

3 to 1 Funds
Related Notes to the Schedule of Investments - continued
March 31, 2011
(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at March 31, 2011 in valuing the Diversified Equity Fund’s investments:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$61,919,975	$-	$-	$61,919,975

Real Estate Investment Trusts	912,243	-	-	912,243

Money Market Securities	1,347,892	-	-	1,347,892

Total	$64,180,110	$-	$-	$64,180,110
*Refer to the Schedule of Investments for industry classifications.

3 to 1 Funds
Related Notes to the Schedule of Investments - continued
March 31, 2011
(Unaudited)

The following is a summary of the inputs used at March 31, 2011 in valuing the Strategic Income Fund’s investments:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Asset-Backed Securities	$-	$688,299	$-	$688,299
Corporate Bonds	-	21,434,791	-	21,434,791
Convertible Corporate Bonds	-	2,776,437	-	2,776,437
Foreign Bonds Denominated in US Dollars	-	2,875,363	-	2,875,363
Mortgage-Backed Securities	-	5,148,873	-	5,148,873
US Government Securities	-	2,533,856	-	2,533,856
Preferred Stock	105,901	-	-	105,901
Common Stock	-	-	*0	0
Money Market Securities	2,290,084	-	-	2,290,084

Total	$2,395,985	$35,457,619	$-	$37,853,604
*Refer to the Schedule of Investments for industry classifications.

At December 31, 2009, the Strategic Income Fund held a bond issued by Trump Entertainment Resorts.  During the previous fiscal year, the underlying issuer reorganized and exchanged the outstanding bonds with common stock of the new company.  During the previous year, until the reorganization occurred, the original bond was classified within Level 2 of the hierarchy.  The transfer of the bond out of Level 2 was reflected at the end of the year, at which time the fair value of the bond was $0.  The common stock received by the Strategic Income Fund has been fair valued at $0 and classified within Level 3 of the hierarchy since the reorganization took place.  The Fund did not purchase, sell, or hold any other Level 3 securities during the period.  The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of March 31, 2011.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

3 to 1 Funds
Related Notes to the Schedule of Investments - continued
March 31, 2011
(Unaudited)

NOTE 6. RESTRICTED SECURITIES

The Strategic Income Fund has acquired several securities on various dates through private placements, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  At March 31, 2011, the aggregate value of such securities amounted to $2,955,718. The value amounts to 7.84% of the net assets of the Strategic Income Fund.  100% of the restricted securities owned by the Strategic Income Fund are valued by pricing services, using electronic data processing techniques.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  Currently, the Adviser does not deem any of these securities to be illiquid.

3 to 1 Funds
Related Notes to the Schedule of Investments - continued
March 31, 2011
(Unaudited)

NOTE 6. RESTRICTED SECURITIES - continued

		Shares or
	Acquisition	Principal	Amortized
	Date	Amount	Cost	Value
AESOP Funding II, LLC, Series 2010-2A, Class A, 3.630%, 08/20/2014	3/16/2010	$100,000	$99,992	$102,874
Ally Financial, Inc., 7.000%, callable 12/31/2011	12/31/2008	27	6,750	25,123
Axtel Sab De CV, 9.000%, 09/22/2019 (a)	9/17/2009	110,000	111,849	106,150
Bombardier, Inc., 7.500%, 03/15/2018	3/15/2010	65,000	65,000	70,525
CC Holdings GS V LLC, 7.750%, 05/01/2017 (b)	11/4/2009	110,000	116,487	120,450
Celulosa Arauco Constitution, 5.000%, 01/21/2021	9/14/2010	55,000	54,513	54,476
Centre Point Funding, LLC, Series 2010-1A, Class 1, 5.430%, 07/20/2016	3/2/2010	83,289	83,274	88,129
Chevron Phillips Chemical Co. LLC, 4.750%, 02/01/2021	6/2/2009	20,000	60,000	19,805
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/2019	3/14/2011	60,000	20,099	71,745
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 09/16/2013	3/2/2010	187,718	187,703	187,905
Coffeyville Resources LLC, 10.875%, 04/01/2017	3/25/2010	95,000	93,991	108,537
Dubai Electricity & Water, 8.500%, 04/22/2015	4/15/2010	100,000	100,000	108,687
Eaccess, Ltd., 8.250%, 04/01/2018	3/24/2011	95,000	95,000	96,549
ERAC USA Finance Co., 5.250%, 10/01/2020	6/24/2010	105,000	104,380	108,317
Hanesbrands, Inc., 6.375%, 12/15/2020	2/10/2011	90,000	90,000	88,200
Hertz Vehicle Financing, LLC, Series 2009-2A, Class A1, 4.260%, 03/25/2014	10/16/2009	100,000	100,000	104,818
HKCG Finance LTD, 6.250%, 08/07/2018	7/31/2008	100,000	99,448	112,697
Holcim Capital Corp., 6.875%, 09/29/2039	9/24/2009	40,000	39,041	40,664
Inmarsat Finance PLC, 7.375%, 12/01/2017	11/12/2009	100,000	99,344	106,000
Kinder Morgan Finance Co. LLC, 6.000%, 01/15/2018	12/6/2010	125,000	124,977	129,688
Myriad International Holding BV, 6.375%, 07/28/2017	7/22/2010	100,000	100,000	106,120
Pan American Energy LLC, 7.875%, 05/07/2021	4/30/2010	115,000	113,032	124,349
Qtel International Finance, Ltd., 7.875%, 06/10/2019	6/2/2009	100,000	99,019	117,363
SM Energy Co., 6.625%, 02/15/2019	1/31/2011	20,000	20,000	20,575
Societe Generale, 2.500%, 01/15/2014	12/8/2010	175,000	174,971	173,760
Telemar Norte Leste SA, 5.500%, 10/23/2020	9/28/2010	129,000	99,816	127,387
True Move Co., Ltd., 10.750%, 12/16/2013	4/30/2008	100,000	95,192	108,750
Valeant Pharmaceuticals International, 6.750%, 10/01/2017	9/21/2010	25,000	24,882	24,750
Valeant Pharmaceuticals International, 6.875%, 12/01/2018	11/18/2010	125,000	124,067	123,125
Windstream Corp., 7.500%, 04/01/2023	3/2/2011	180,000	180,000	178,200
				2,955,718
(a) Purchased on various dates beginning 09/17/2009.
(b) Purchased on various dates beginning 11/04/2009.

Crawford Dividend Growth Fund
Schedule of Investments
March 31, 2011
(Unaudited)

		Fair
Common Stocks - 99.07%	Shares	Value

Accident & Health Insurance - 2.83%
PartnerRe Ltd.	21,775	$1,725,451

Beverages - 2.89%
PepsiCo, Inc.	27,265	1,756,139

Computer & Office Equipment - 5.58%
Hewlett-Packard Co.	36,470	1,494,176
International Business Machines Corp. (IBM)	11,625	1,895,689
		3,389,865

Drilling Oil & Gas Wells - 2.59%
Helmerich & Payne, Inc.	22,900	1,573,001

Footwear (No Rubber) - 3.08%
Wolverine World Wide, Inc.	50,280	1,874,438

General Industrial Machinery & Equipment - 2.99%
Illinois Tool Works, Inc.	33,800	1,815,736

Insurance Agents Brokers & Services - 3.11%
Brown & Brown, Inc.	73,400	1,893,720

Investment Advice - 2.84%
Federated Investors, Inc. - Class B	64,650	1,729,387

National Commercial Banks - 2.96%
Cullen/Frost Bankers, Inc.	30,515	1,800,995

Oil & Gas Field Machinery & Equipment - 3.09%
Baker Hughes, Inc.	25,570	1,877,605

Paperboard Containers & Boxes - 2.78%
Greif, Inc. - Class A	25,800	1,687,578

Petroleum Refining - 8.86%
Chevron Corp.	20,000	2,148,600
Exxon Mobil Corp.	23,360	1,965,277
Holly Corp.	20,950	1,272,922
		5,386,799
Pharmaceutical Preparations - 11.33%
Eli Lilly & Co.	47,075	1,655,628
Johnson & Johnson	29,875	1,770,094
Merck & Co., Inc.	55,265	1,824,298
Teva Pharmaceutical Industries Ltd. (a)	32,650	1,638,051
		6,888,071

Retail - Lumber & Other Building Materials Dealers - 2.81%
Lowe's Companies, Inc.	64,525	1,705,396

Retail - Variety Stores - 2.83%
Target Corp.	34,430	1,721,844

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.86%
T. Rowe Price Group, Inc.	26,135	1,735,887

Security Brokers, Dealers & Flotation Companies - 2.93%
Charles Schwab Corp. / The	98,650	1,778,659

Semiconductors & Related Devices - 5.65%
Intel Corp.	87,435	1,763,564
Linear Technology Corp.	49,750	1,673,092
		3,436,656

Services - Advertising Agencies - 3.01%
Omnicom Group, Inc.	37,330	1,831,410

Services - Engineering, Accounting, Research, Management - 2.80%
Paychex, Inc.	54,350	1,704,416

See accompanying notes as they are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments
March 31, 2011
(Unaudited)

		Fair
Common Stocks - 99.07% - continued	Shares	Value

Ship & Boat Building & Repairing - 3.16%
General Dynamics Corp.	25,100	$1,921,656

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.77%
Procter & Gamble Company / The	27,325	1,683,220

Surgical & Medical Instruments & Apparatus - 3.11%
Stryker Corp.	31,075	1,889,360

Telephone Communications - 3.22%
AT&T, Inc.	64,070	1,960,542

Trucking & Courier Services (No Air) - 3.03%
United Parcel Service, Inc. - Class B	24,790	1,842,393

Wholesale - Durable Goods - 2.93%
W.W. Grainger, Inc.	12,935	1,780,891

Wholesale - Motor Vehicle Supplies & New Parts - 3.03%
Genuine Parts Co.	34,375	1,843,875

TOTAL COMMON STOCKS (Cost $48,517,757)		60,234,990

Money Market Securities - 0.77%
Federated Prime Obligations Fund, 0.16% (b)	465,932	465,932

TOTAL MONEY MARKET SECURITIES (Cost $465,932)		465,932

TOTAL INVESTMENTS (Cost $48,983,689) - 99.84%		$60,700,922

Other assets less liabilities - 0.16%		96,622

TOTAL NET ASSETS - 100.00%		$60,797,544

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at March 31, 2011

Tax Related
Unrealized appreciation	$11,943,098
Unrealized depreciation	(540,423)
Net unrealized appreciation	$11,402,675

Aggregate cost of securities for income tax purposes	$49,298,247

See accompanying notes as they are an integral part of these financial statements.

Crawford Dividend Growth Fund
Notes to the Schedule of Investments
March 31, 2011
(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Crawford Dividend Growth Fund
Notes to the Schedule of Investments - continued
March 31, 2011
 (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at March 31, 2011, in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$60,234,990	$-	$-	$60,234,990

Money Market Securities	465,932	-	-	465,932

Total	$60,700,922	$-	$-	$60,700,922

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. During the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of May 27, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By
/s/Brian L. Blomquist
Brian L. Blomquist, President

Date    05/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/Brian L. Blomquist
Brian L. Blomquist, President

Date    05/27/2011

By
/s/Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date    05/27/2011